Provisions - Summary of Changes in Provisions (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Beginning balance	₩ 222,223	₩ 200,366
Increase (Transfer)	27,283	37,629
Usage	(12,728)	(14,708)
Reversal	(11,911)	(2,784)
Changes in consolidation scope		(177)
Others	(460)	1,897
Ending balance	224,407	222,223
Current	(112,530)	(115,209)
Non-current	111,877	107,014
Litigation [member]
Disclosure of other provisions [line items]
Beginning balance	29,707	36,329
Increase (Transfer)	26	592
Usage	(4,721)	(7,179)
Reversal	(3,322)	(35)
Ending balance	21,690	29,707
Current	(21,690)	(29,130)
Non-current	0	577
Restoration cost [member]
Disclosure of other provisions [line items]
Beginning balance	133,159	108,962
Increase (Transfer)	11,628	26,381
Usage	(1,941)	(1,138)
Reversal	(1,658)	(653)
Others	573	(393)
Ending balance	141,761	133,159
Current	(29,922)	(26,945)
Non-current	111,839	106,214
Others [member]
Disclosure of other provisions [line items]
Beginning balance	59,357	55,075
Increase (Transfer)	15,629	10,656
Usage	(6,066)	(6,391)
Reversal	(6,931)	(2,096)
Changes in consolidation scope		(177)
Others	(1,033)	2,290
Ending balance	60,956	59,357
Current	(60,918)	(59,134)
Non-current	₩ 38	₩ 223